STOCK BASED COMPENSATION (Details) - Stock options outstanding under 2010 Share Plan (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
STOCK BASED COMPENSATION (Details) - Stock options outstanding under 2010 Share Plan [Line Items]
Options Exercisable,Weighted Average Exercise Price		$ 0
Rangeof Exercise Prices 0.12 To 0.37 [Member] | 2010 Share Plan [Member]
STOCK BASED COMPENSATION (Details) - Stock options outstanding under 2010 Share Plan [Line Items]
Options Outstanding, Number (in Shares)	13,430,134	18,214,000
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 233 days	8 years 200 days
Options Outstanding, Weighted Average Exercise Price	$ 0.21
Options Exercisable, Number	$ 7,942,356	$ 0.23
Options Exercisable,Weighted Average Remaining Contractual Life	6 years 251 days	7 years 14 days
Options Exercisable,Weighted Average Exercise Price	$ 0.23	$ 0.23
2010 Share Plan [Member]
STOCK BASED COMPENSATION (Details) - Stock options outstanding under 2010 Share Plan [Line Items]
Options Outstanding, Weighted Average Exercise Price	$ 0.21	$ 0.23	$ 0.245	$ 0.25